RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of long-term balances owed to related parties as of December 31, 2018 and 2017 is as follows:

(in thousands of $)	2018	2017
Hemen	—	44,000
	—	44,000

A summary of net amounts charged by related parties in 2018, 2017 and 2016 is as follows:

(in thousands of $)	2018	2017	2016
Frontline Ltd	3,687	4,210	6,521
Ship Finance International Limited	29,484	27,977	25,564
Seateam Management Pte Ltd	3,783	3,103	2,638
Seatankers Management Co Ltd	12,325	9,696	4,216
Golden Opus Inc	—	1,286	1,114
Capesize Chartering Ltd	62	57	98
Affiliates of Hemen	1,338	634	—
	50,679	46,963	40,151

Net amounts charged by related parties comprise general management and commercial management fees, charter hire , newbuilding supervision fees, interest costs and newbuilding commission fees.

A summary of net amounts charged to related parties in 2018, 2017 and 2016 is as follows:

(in thousands of $)	2018	2017	2016
Ship Finance International Limited	793	738	795
Seatankers Management Co Ltd	681	933	957
United Freight Carriers LLC	—	—	150
Northern Drilling Ltd	28	—	—
Capesize Chartering Ltd	2,557	3,368	945
	4,059	5,039	2,847
A summary of balances due from related parties as of December 31, 2018 and 2017 is as follows:

(in thousands of $)	2018	2017
Capesize Chartering Ltd	6	—
Frontline Ltd	3,192	1,095
United Freight Carriers	163	—
Ship Finance International Ltd	91	60
Seatankers Management Co Ltd	538	825
Golden Opus Inc	—	10
	3,990	1,990

A summary of short-term balances owed to related parties as of December 31, 2018 and 2017 is as follows:

(in thousands of $)	2018	2017
Capesize Chartering Ltd	—	879
Frontline Ltd	—	1,822
Seatankers Management Co Ltd	—	—
Golden Opus Inc	—	29
	—	2,730